N-4	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide Destination Navigator NY (2.0)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.30%[1]	1.33%[1]
	Underlying mutual fund fees and expenses	0.41%[2]	2.32%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund net assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,584.24	Highest Annual Cost Estimate: $4,817.95
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.30%[1]	1.33%[1]
	Underlying mutual fund fees and expenses	0.41%[2]	2.32%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund net assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,584.24	Highest Annual Cost Estimate: $4,817.95
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.41%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.32%
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund net assets.
Lowest Annual Cost [Dollars]	$ 1,584.24
Highest Annual Cost [Dollars]	$ 4,817.95
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owner of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization).

What Are the Risks Associated with Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).● Not all investment options may be available under your contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix H: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● Certain optional benefits limit or restrict the investment options available for investment.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.● For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.● For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.● For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.● For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix H: Financial Intermediary Variations).See Benefits Under the Contract.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix B: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from and investment option or from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2](assessed as an annualized percentage of Daily Net Assets)	1.30%
Optional Benefit Expenses[3]
Reduced CDSC Option ("Liquidity Option") Charge[4] (assessed as an annualized percentage of Daily Net Assets) (no longer available for contracts with applications signed on or after June 20, 2025)	0.50%
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options[5] (assessed annually as a percentage of the Current Income Benefit Base6)
Maximum Nationwide Lifetime Income Rider Plus Empire Charge (available for contracts with applications signed on or after October 16, 2023)	1.60%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Empire Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Empire option) (available for contracts with applications signed on or after October 16, 2023)
0.30%[8]
Maximum Nationwide Lifetime Income Rider Plus Core Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50%[7]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after July
1, 2020)
0.40%[9]
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after June 1, 2020)	1.00%[7]
Annual Contract Expenses
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 5% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after June
1, 2020)
0.15%[10]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Capture Option) (no longer available for applications signed on or after June 1, 2020)
0.40%[11]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Track option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[11]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[3]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).[4]Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued. [5]Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[7]Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.[8]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.[9]For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.[10]Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.[11]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	2.32%
Example This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule (the Reduced CDSC Option is not elected); and •Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (3.40%).[1] Specifically: •One-Year Enhanced Death Benefit Option, •any of the available living benefits, and •the corresponding living benefit joint option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.32%)	$13,038	$22,925	$32,568	$57,633	*	$17,925	$29,568	$57,633	$6,038	$17,925	$29,568	$57,633
Minimum Annual Underlying Mutual Fund Expenses (0.41%)	$11,032	$17,213	$23,554	$42,122	*	$12,213	$20,554	$42,122	$4,032	$12,213	$20,554	$42,122
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years. [1]The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2](assessed as an annualized percentage of Daily Net Assets)	1.30%
Optional Benefit Expenses[3]
Reduced CDSC Option ("Liquidity Option") Charge[4] (assessed as an annualized percentage of Daily Net Assets) (no longer available for contracts with applications signed on or after June 20, 2025)	0.50%
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options[5] (assessed annually as a percentage of the Current Income Benefit Base6)
Maximum Nationwide Lifetime Income Rider Plus Empire Charge (available for contracts with applications signed on or after October 16, 2023)	1.60%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Empire Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Empire option) (available for contracts with applications signed on or after October 16, 2023)
0.30%[8]
Maximum Nationwide Lifetime Income Rider Plus Core Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50%[7]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after July
1, 2020)
0.40%[9]
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after June 1, 2020)	1.00%[7]
Annual Contract Expenses
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 5% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after June
1, 2020)
0.15%[10]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Capture Option) (no longer available for applications signed on or after June 1, 2020)
0.40%[11]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Track option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[11]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[3]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).[4]Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued. [5]Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[7]Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.[8]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.[9]For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.[10]Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.[11]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	2.32%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.41%
Portfolio Company Expenses Maximum [Percent]	2.32%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,038
Surrender Expense, 1 Year, Minimum [Dollars]	11,032
Surrender Expense, 3 Years, Maximum [Dollars]	22,925
Surrender Expense, 3 Years, Minimum [Dollars]	17,213
Surrender Expense, 5 Years, Maximum [Dollars]	32,568
Surrender Expense, 5 Years, Minimum [Dollars]	23,554
Surrender Expense, 10 Years, Maximum [Dollars]	57,633
Surrender Expense, 10 Years, Minimum [Dollars]	42,122
Annuitized Expense, 3 Years, Maximum [Dollars]	17,925
Annuitized Expense, 3 Years, Minimum [Dollars]	12,213
Annuitized Expense, 5 Years, Maximum [Dollars]	29,568
Annuitized Expense, 5 Years, Minimum [Dollars]	20,554
Annuitized Expense, 10 Years, Maximum [Dollars]	57,633
Annuitized Expense, 10 Years, Minimum [Dollars]	42,122
No Surrender Expense, 1 Year, Maximum [Dollars]	6,038
No Surrender Expense, 1 Year, Minimum [Dollars]	4,032
No Surrender Expense, 3 Years, Maximum [Dollars]	17,925
No Surrender Expense, 3 Years, Minimum [Dollars]	12,213
No Surrender Expense, 5 Years, Maximum [Dollars]	29,568
No Surrender Expense, 5 Years, Minimum [Dollars]	20,554
No Surrender Expense, 10 Years, Maximum [Dollars]	57,633
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 42,122
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided. Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Purchase Payment Credit risk. The contract applies Purchase Payment Credits when certain cumulative purchase payments reach certain aggregate levels. The Purchase Payment Credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the Purchase Payment Credits could be more than offset by the additional charges assessed to the contract. Another variable annuity contract without credits may cost less. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix H: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	● Requires notification to Nationwide of assets outside the contract ● Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000 ● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
● Only available to Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at contract
issuance
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect Nationwide
Lifetime Income Rider Plus Empire, Nationwide
Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, or
Nationwide Lifetime Income Rider Plus Max
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect 7%
Nationwide Lifetime Income Rider, Nationwide
Lifetime Income Capture option, or Nationwide
Lifetime Income Track option
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset allocation
models with distinct investment goals

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● Availability may be restricted based on the living benefit elected ● The entire Contract Value must be allocated to the elected model
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Reduced CDSC Option ("Liquidity Option")	Reduction of standard CDSC schedule	0.50% (Daily Net Assets)	0.50% (Daily Net Assets)
● No longer available for election for
contracts with applications signed on
or after June 20, 2025
● Must be elected at application
● Election is irrevocable
● Subsequent purchase payments are
only permitted during the first
Contract Year

One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
● Annuitant must be 80 or younger at
application
● Must be elected at application
● Election is irrevocable
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Nationwide Lifetime Income Rider Plus Empire	Guaranteed lifetime income stream	1.60% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
● Available for contracts with
applications signed on or after
October 16, 2023
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Empire	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
● Available for contracts with
applications signed on or after
October 16, 2023
● Only available if the Nationwide
Lifetime Income Rider Plus Empire
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract
● Current charge could change

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
● No longer available for election for
contracts with applications signed on
or after October 16, 2023
● Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
7% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
● No longer available for election
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Subsequent purchase payment
limitations
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed

Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
● No longer available for election
● Only available if the 7% Nationwide
Lifetime Income Rider option is
elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract

5% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.00% (Current Income Benefit Base)	0.75% (Current Income Benefit Base)
● No longer available for election
● May not be elected if another living
benefit is elected
● Election is irrevocable
● Not available for beneficially owned
contracts
● Not available is a loan is outstanding
● Investment limitations
● Current charge could change
● Subsequent purchase payment
limitations
● Determining life must be between 45
and 85 at application
● Determining life cannot be changed

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the 5% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.00% (Current Income Benefit Base)
● No longer available for election
● Only available if the 5% Nationwide
Lifetime Income Rider option is
elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 45
and 85 at application
● Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Capture Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
● No longer available for election
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be between 50
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Capture Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
● No longer available for election
● Only available if the Nationwide
Lifetime Income Capture option is
elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 50
and 85 at application
● Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Track Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
● No longer available for election
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Determining life must be 85 or
younger at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Track Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
● No longer available for election
● Only available if the Nationwide
Lifetime Income Track option is
elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be 85 or younger
at application
● Restrictions exist on the parties
named to the contract

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	● Requires notification to Nationwide of assets outside the contract ● Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000 ● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
● Only available to Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at contract
issuance
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect Nationwide
Lifetime Income Rider Plus Empire, Nationwide
Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, or
Nationwide Lifetime Income Rider Plus Max
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect 7%
Nationwide Lifetime Income Rider, Nationwide
Lifetime Income Capture option, or Nationwide
Lifetime Income Track option
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset allocation
models with distinct investment goals

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● Availability may be restricted based on the living benefit elected ● The entire Contract Value must be allocated to the elected model

Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Underlying Mutual Funds The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000109801NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix H: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000109801NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix H: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%*	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.16%	9.25%	-0.96%	9.94%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.01%*	16.96%	5.85%	7.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	20.16%	8.82%	7.32%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	7.14%	-0.75%	1.82%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	15.37%	7.05%	8.45%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.93%*	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	19.51%	5.51%	7.33%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	1.05%*	9.81%	9.39%	8.51%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	11.68%	8.44%	9.51%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.74%*	20.10%	14.46%	18.80%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.13%*	14.66%	12.19%	11.20%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.12%*	21.29%	3.32%	14.89%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	15.30%	12.44%	6.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	10.03%	4.88%	4.52%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.63%	10.26%	2.89%	5.46%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	14.61%	13.41%	17.15%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	20.05%	6.35%	7.66%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	10.95%	12.82%	10.96%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	7.70%	11.87%	10.54%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)	0.82%*	12.60%	5.73%	7.32%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 2, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	7.36%	4.68%	11.59%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	9.89%	5.92%	5.78%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.19%	8.97%	8.83%	9.08%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	16.66%	7.07%	7.84%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	7.17%	3.73%	5.56%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	1.18%	-0.08%	10.66%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	7.22%	-0.47%	2.07%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	15.85%	11.47%	10.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.71%	7.15%	-0.29%	1.85%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	20.81%	6.80%	9.60%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	21.10%	11.24%	11.09%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	14.84%	4.16%	6.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.99%*	18.45%	10.71%	10.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	12.47%	5.93%	6.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	14.94%	8.14%	8.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%*	8.70%	2.68%	3.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%*	9.17%	4.84%	5.49%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.93%*	10.02%	6.09%	6.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.89%*	13.52%	7.12%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	16.43%	9.35%	9.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	11.10%	4.86%	5.78%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.87%*	16.91%	12.31%	14.16%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.93%*	18.43%	14.45%	11.53%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.88%*	18.55%	14.51%	11.51%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.98%*	7.31%	0.22%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	7.00%	-0.62%	1.17%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	2.04%	5.46%	8.62%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.82%*	30.28%	8.12%	7.50%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.32%	16.08%	4.69%	11.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%	12.97%	4.84%	6.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.92%*	9.42%	4.04%	5.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%*	10.69%	5.33%	6.44%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	1.04%	16.22%	9.58%	11.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%*	14.12%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	14.09%	13.02%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.87%*	11.66%	11.86%	13.09%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.95%*	13.82%	18.76%	17.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.83%	6.56%	-1.01%	1.83%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.68%	6.79%	-0.86%	1.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.95%	11.27%	7.91%	8.51%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%	10.66%	11.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	10.05%	8.34%	10.72%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.97%*	34.99%	11.04%	7.65%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	1.08%*	34.95%	10.90%	7.45%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	0.33%	5.43%	5.75%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.49%*	17.35%	13.87%	14.26%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.31%*	1.87%	7.70%	7.41%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA World Equity Income Series Investment Advisor: New Age Alpha Advisors, LLC	1.06%*	22.75%	11.42%	9.99%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 4 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	1.11%	10.00%	4.38%	5.34%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 4 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	1.10%	11.27%	5.01%	5.76%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	1.10%	8.70%	3.49%	4.55%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.23%*	14.19%	5.49%	6.67%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.27%	14.86%	2.34%	4.96%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.19%	3.85%	0.93%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	4.57%	3.14%	2.65%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	37.68%	9.28%	8.13%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	10.69%	10.34%	14.69%
Alternative Strategies	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	1.25%	1.23%	1.62%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	23.08%	14.69%	15.47%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.72%	6.06%	5.95%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Fixed Options Available [Table Text Block]
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	1.00%[2]

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit. Please note, except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits, allocation to the Fixed Account is not permitted when the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X	X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2					X			X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II					X			X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II	X		X	X	X			X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II	X	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II	X		X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X	X	X			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X		X	X	X
Static Asset Allocation Models - American Funds 60/ 40 Option (40% NVIT American Funds Growth- Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models - American Funds 60/ 40 Option (40% NVIT American Funds Growth- Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)		X	X	X
Static Asset Allocation Models - American Funds 80/ 20 Option (65% NVIT American Funds Growth- Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset
Allocation Models -
American Funds
Managed Moderate
Option (40% NVIT -
NVIT Managed
American Funds
Growth-Income
Fund, 40% NVIT -
NVIT Managed
American Funds
Asset Allocation
Fund and 20% NVIT
- NVIT American
Funds Bond Fund)
	X3	X	X	X
Static Asset
Allocation Models -
American Funds
Managed Option
(33% NVIT - NVIT
American Funds
Bond Fund, 33%
NVIT - NVIT
Managed American
Funds Asset
Allocation Fund,
34% NVIT - NVIT
Managed American
Funds Growth-
Income Fund)
		X1	X1	X1	X	X	X	X
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth- Income Fund)		X1	X1	X1	X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X3	X	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)		X1	X1	X1	X	X	X	X
Static Asset Allocation Models - Fidelity® VIP Funds 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)		X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - Fidelity® VIP Funds 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)	X
Static Asset
Allocation Models -
Fidelity® VIP Funds
Option (35% Fidelity
VIP Balanced
Portfolio - Service
Class 2, 30% Fidelity
VIP Growth &
Income Portfolio -
Service Class 2,
35% Fidelity VIP
Investment Grade
Bond Portfolio -
Service Class 2)
		X1	X1	X1	X	X	X	X
Static Asset
Allocation Models -
J.P. Morgan
Moderate Option
(40% NVIT - NVIT
J.P.Morgan
Disciplined Equity
Fund, 40% NVIT -
NVIT Government
Money Market Fund
and 20% Lincoln
Variable Insurance
Products Trust -
JPMorgan Core
Bond Fund)
		X2	X2	X2
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset
Allocation Models -
J.P. Morgan Option
(34% Lincoln
Variable Insurance
Products Trust -
JPMorgan Core
Bond Fund, 33%
NVIT - NVIT
Government Money
Market Fund, 33%
NVIT - NVIT J.P.
Morgan U.S. Equity
Fund: Class II)
		X1	X1	X1	X	X	X	X
Static Asset Allocation Models - Janus Henderson 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)	X
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)	X
Static Asset
Allocation Models -
Multi-Manager 70/30
Option (35% NVIT
Jacobs Levy Large
Cap Growth Fund:
Class II, 35%
Putnam VT Large
Cap Value Fund:
Class IB and 30%
Fidelity VIP
Investment Grade
Bond Portfolio -
Service Class 2)
X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)	X
Static Asset
Allocation Models -
Nationwide Variable
Insurance Trust
iShares Moderate
Option (60%
Nationwide Variable
Insurance Trust -
NVIT iShares®
Global Equity ETF
Fund: Class II and
40% Nationwide
Variable Insurance
Trust - NVIT
iShares® Fixed
Income ETF Fund:
Class II)
	X3	X	X	X
Static Asset
Allocation Models -
Nationwide Variable
Insurance Trust
iShares Option (50%
Nationwide Variable
Insurance Trust -
NVIT iShares® Fixed
Income ETF Fund:
Class II, 50%
Nationwide Variable
Insurance Trust -
NVIT iShares®
Global Equity ETF
Fund: Class II)
		X1	X1	X1	X	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced					X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Custom Portfolio Asset Rebalancing Service - Capital Appreciation					X			X
Custom Portfolio Asset Rebalancing Service - Conservative					X	X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate					X		X	X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative					X	X	X	X
[1] Only available in contracts for applications signed before July 1, 2020. [2] Only available in contracts for applications signed before May 1, 2023. [3] Only available in contracts for applications signed before June 21, 2024.Custom Choice Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.For applications signed on or after February 7, 2025:
Nationwide Lifetime Income Rider Plus Empire
Group A	0% - 100%
Group B	0% - 100%
Group C	0% - 10%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
Underlying Mutual Fund	Group A	Group B	Group C
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value
Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia
Variable Portfolio - Small Cap Value Discovery Fund: Class 2)
X
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company
Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable
Portfolio - Small Company Growth Fund: Class 2)
X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2	X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2	X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global
Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia
Variable Portfolio - Seligman Global Technology: Class 2)
X
Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class		X
Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares		X
Underlying Mutual Fund	Group A	Group B	Group C
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares		X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class)		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
New Age Alpha Variable Funds Trust - NAA Large Growth Series		X
New Age Alpha Variable Funds Trust - NAA World Equity Income Series		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class		X
Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II		X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S		X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II		X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A		X
For applications signed before February 7, 2025:
	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	20% - 100%	40% - 100%	0% - 100%	0% - 100%
Group B	0% - 80%	0% - 60%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Underlying Mutual Fund	Group A	Group B	Group C
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value
Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia
Variable Portfolio - Small Cap Value Discovery Fund: Class 2)
X
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company
Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable
Portfolio - Small Company Growth Fund: Class 2)
X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2			X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2	X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2	X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global
Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia
Variable Portfolio - Seligman Global Technology: Class 2)
X
Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class		X
Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares		X
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Underlying Mutual Fund	Group A	Group B	Group C
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class)		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
New Age Alpha Variable Funds Trust - NAA Large Growth Series		X
New Age Alpha Variable Funds Trust - NAA World Equity Income Series		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
Underlying Mutual Fund	Group A	Group B	Group C
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II		X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A			X
Custom Portfolio Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Portfolio Asset Rebalancing Service are limited to only the investment options shown below. Additionally, each model has unique allocation requirements for each asset class. These tables disclose only the Sub-Accounts currently available in each asset class and the current allocation percentages for each asset class and model.
Asset Class	Conservative	Moderately Conservative	Balanced	Moderate (Nationwide Lifetime Income Capture Option and Nationwide Lifetime Income Track Option only)	Capital Appreciation (Nationwide Lifetime Income Track Option only)
Large Cap Growth	6%	12%	14%	17%	19%
Large Cap Value	6%	12%	14%	17%	19%
Mid-Cap	2%	3%	4%	4%	6%
Small-Cap	2%	3%	4%	4%	4%
International Growth	2%	5%	7%	9%	11%
International Value	2%	5%	7%	9%	11%
Bonds	51%	41%	36%	31%	25%
Short-Term Bonds	29%	19%	14%	9%	5%
Cash	0%	0%	0%	0%	0%
GRAND TOTAL	100%	100%	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each asset class:
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B				X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III							X
Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class					X
Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2							X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2			X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II					X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares							X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC							X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class					X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X
MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class)						X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II				X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II							X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I									X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII						X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P							X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II								X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I				X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I						X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II				X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class								X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB			X

Nationwide Destination Navigator NY (2.0) | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Nationwide Destination Navigator NY (2.0) | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Nationwide Destination Navigator NY (2.0) | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Large Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Nationwide Destination Navigator NY (2.0) | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Nationwide Destination Navigator NY (2.0) | Allspring Variable Trust - VT Small Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - American Funds® Global Balanced Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - American High-Income Trust Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - Capital Income Builder® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - Global Small Capitalization Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - U.S. Government Securities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Nationwide Destination Navigator NY (2.0) | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide Destination Navigator NY (2.0) | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Nationwide Destination Navigator NY (2.0) | BlackRock Variable Series Funds Inc. - BlackRock 60 40 Target Allocation ETF V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Nationwide Destination Navigator NY (2.0) | BlackRock Variable Series Funds Inc. - BlackRock Equity Dividend V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Nationwide Destination Navigator NY (2.0) | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Nationwide Destination Navigator NY (2.0) | BNY Mellon Investment Portfolios - MidCap Stock Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination Navigator NY (2.0) | BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Nationwide Destination Navigator NY (2.0) | Calvert Variable Series Inc. - Calvert VP SRI Balanced Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Nationwide Destination Navigator NY (2.0) | Calvert Variable Trust Inc - CVT Nasdaq 100 Index Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	18.80%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	14.89%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Nationwide Destination Navigator NY (2.0) | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
Nationwide Destination Navigator NY (2.0) | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Nationwide Destination Navigator NY (2.0) | Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Nationwide Destination Navigator NY (2.0) | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	17.15%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Nationwide Destination Navigator NY (2.0) | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Nationwide Destination Navigator NY (2.0) | Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Destination Navigator NY (2.0) | Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Nationwide Destination Navigator NY (2.0) | Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Nationwide Destination Navigator NY (2.0) | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Nationwide Destination Navigator NY (2.0) | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Nationwide Destination Navigator NY (2.0) | Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Nationwide Destination Navigator NY (2.0) | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Nationwide Destination Navigator NY (2.0) | Invesco - Invesco V.I. Main Street Mid Cap Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Nationwide Destination Navigator NY (2.0) | Invesco - Invesco V.I. Main Street Small Cap Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide Destination Navigator NY (2.0) | Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Nationwide Destination Navigator NY (2.0) | Ivy Variable Insurance Portfolios - Nomura VIP High Income Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Nationwide Destination Navigator NY (2.0) | Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Balanced Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Global Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Nationwide Destination Navigator NY (2.0) | Janus Aspen Series - Janus Henderson Overseas Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Nationwide Destination Navigator NY (2.0) | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Nationwide Destination Navigator NY (2.0) | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Nationwide Destination Navigator NY (2.0) | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Nationwide Destination Navigator NY (2.0) | Lord Abbett Series Fund Inc. - Total Return Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Nationwide Destination Navigator NY (2.0) | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Nationwide Destination Navigator NY (2.0) | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Nationwide Destination Navigator NY (2.0) | MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Nationwide Destination Navigator NY (2.0) | MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Nationwide Destination Navigator NY (2.0) | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.52%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	11.53%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.55%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	35.78%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Government Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	2.95%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.04%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT International Index Fund Class VIII
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	30.28%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.12%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	32.66%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.09%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	13.09%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.82%
Average Annual Total Returns, 5 Years [Percent]	18.76%
Average Annual Total Returns, 10 Years [Percent]	17.73%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	34.99%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	34.95%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Real Estate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Nationwide Destination Navigator NY (2.0) | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Nationwide Destination Navigator NY (2.0) | New Age Alpha Variable Funds Trust NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
Nationwide Destination Navigator NY (2.0) | New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Nationwide Destination Navigator NY (2.0) | Northern Lights Variable Trust - TOPS® Managed Risk Moderate ETF Portfolio Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 4
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Nationwide Destination Navigator NY (2.0) | Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 4
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Nationwide Destination Navigator NY (2.0) | Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	3.49%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Nationwide Destination Navigator NY (2.0) | PIMCO Variable Insurance Trust - All Asset Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Nationwide Destination Navigator NY (2.0) | PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Nationwide Destination Navigator NY (2.0) | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Nationwide Destination Navigator NY (2.0) | PIMCO Variable Insurance Trust - Low Duration Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide Destination Navigator NY (2.0) | PIMCO Variable Insurance Trust - Short-Term Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
Nationwide Destination Navigator NY (2.0) | Putnam Variable Trust - Putnam VT George Putnam Balanced Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Nationwide Destination Navigator NY (2.0) | Putnam Variable Trust - Putnam VT International Equity Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.68%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Nationwide Destination Navigator NY (2.0) | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Nationwide Destination Navigator NY (2.0) | Putnam Variable Trust - Putnam VT Sustainable Leaders Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Nationwide Destination Navigator NY (2.0) | Rydex Variable Trust - Multi-Hedge Strategies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Nationwide Destination Navigator NY (2.0) | T. Rowe Price Equity Series Inc. - T. Rowe Price Health Sciences Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Nationwide Destination Navigator NY (2.0) | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Nationwide Destination Navigator NY (2.0) | VanEck VIP Trust - VanEck VIP Global Resources Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Nationwide Destination Navigator NY (2.0) | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.47%
Nationwide Destination Navigator NY (2.0) | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Nationwide Destination Navigator NY (2.0) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]	Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.Death Benefit CalculationsAn applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death; (2)an election specifying the distribution method; and (3)any state required form(s).
Nationwide Destination Navigator NY (2.0) | Purchase Payment Credits
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Purchase Payment Credits
Purpose of Benefit [Text Block]	Additional credits on aggregate purchase payment amounts
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Requires notification to Nationwide of assets outside the contract● Subject to recapture in certain circumstances
Name of Benefit [Text Block]	Purchase Payment Credits
Operation of Benefit [Text Block]	Purchase Payment CreditsPurchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
Fees and Costs of Benefit [Text Block]	For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.Recapture of Purchase Payment CreditsIf the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Calculation Method of Benefit [Text Block]	The formula used to determine the amount of the PPC is as follows: (Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals. PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract. PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
Example:
On March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her
Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase
Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase
Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase
Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in
PPCs have been applied to Ms. Z's contract

While there is no specific charge associated with PPCs, the benefit of PPCs may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Nationwide Destination Navigator NY (2.0) | Spousal Protection
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● Only available to Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 85 or younger at contract issuance● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
Name of Benefit [Text Block]	Spousal Protection Feature
Operation of Benefit [Text Block]	Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Nationwide Destination Navigator NY (2.0) | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Destination Navigator NY (2.0) | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I •Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P •Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II •PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Classor to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Nationwide Destination Navigator NY (2.0) | Enhanced Fixed Account Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has
allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost
Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-
Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed
Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

Nationwide Destination Navigator NY (2.0) | Dollar Cost Averaging for Living Benefits
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Only those investment options available with the elected living benefit are eligible for the program● Once elected, no transfers among or between Sub-Accounts are permitted until the program is completed or terminated
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to Appendix A: Investment Options Available Under the Contract for the investment options available for the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Nationwide Lifetime Income Rider elected. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Calculation Method of Benefit [Text Block]
Example:
Ms. S, who has elected a living benefit, elects to participate in Dollar Cost Averaging for
Living Benefits and has allocated new purchase payments of $22,000 to the Fixed Account.
She would like the Dollar Cost Averaging for Living Benefits transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M, both of which are permitted Sub-Accounts in the living benefit that Ms. S elected. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

Nationwide Destination Navigator NY (2.0) | Fixed Account Interest Out Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic transfer of interest earned on Fixed Account allocations
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. V elects to participate in Fixed Account Interest Out Dollar Cost Averaging and has
allocated new purchase payments of $25,000 to the Fixed Account. He would like the Fixed
Account Interest Out Dollar Cost Averaging transfers to be allocated as follows: 50% to Sub-
Account L and 50% to Sub-Account M. Each month, Nationwide will automatically transfer the interest credited to the Fixed Account allocations to Sub-Account M and Sub-Account L on a 50%/50% basis.

Nationwide Destination Navigator NY (2.0) | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used. The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Destination Navigator NY (2.0) | Custom Choice Asset Rebalancing Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max● During the program, cannot participate in other asset allocation or asset rebalancing programs● Allocation limitations exist based on asset class
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Custom Choice Asset Rebalancing Service For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations (see Appendix A: Investment Options Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market. Enrolling in Custom Choice To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice. At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B and C and the current allocation limitations are identified in the enrollment form. Nationwide considers several criteria when assigning or modifying the underlying mutual fund availability within Custom Choice. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Nationwide evaluates current market conditions and product pricing when determining the percentage allocations for Groups A, B, and C. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in Appendix A: Investment Options Available Under the Contract. Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them. Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below. This prospectus only discloses the current Sub-Accounts comprising Groups A, B, and C, and the current allocation limitations. Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date. Sub-Accounts may also become unavailable due to a change impacting the availability of an underlying mutual fund under the contract (see The Sub-Accounts and Underlying Mutual Funds). Quarterly Rebalancing At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event. Changing Custom Choice Allocations Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision. Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year. Terminating Participation in Custom Choice Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Calculation Method of Benefit [Text Block]
Example:
Mr. U elected a living benefit that permits use of Custom Choice Asset Rebalancing Service and elects to enroll in the service. At the time of enrollment, allocation limitations are 40%-
100% to Group A, 0%-60% to Group B, and 0%-10% to Group C. He selects two Sub-
Accounts from Group A (30% each), two Sub-Accounts from Group B (15% each), and one
Sub-Account from Group C (10%). Each quarter, Nationwide will automatically rebalance
Mr. U’s Contract Value by transferring Contract Value among the five elected Sub-Accounts so that his allocation percentages remain intact.

Nationwide Destination Navigator NY (2.0) | Custom Portfolio Asset Rebalancing Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option● During the program, cannot participate in other asset allocation or asset rebalancing programs● Allocation limitations exist based on asset allocation models with distinct investment goals
Name of Benefit [Text Block]	Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Custom Portfolio Asset Rebalancing Service For contracts that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to the allocation requirements of the selected model. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss. Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model. To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. On the administrative form, the Contract Owner selects their model and then selects the Sub-Accounts and allocation percentages in accordance with the allocation requirements for each asset class. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing. Nationwide considers several criteria when assigning or modifying the Sub-Account availability and allocation requirements for each model within Custom Portfolio. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Nationwide evaluates current market conditions and product pricing when determining the allocation percentages for each model and asset class. The specific Sub-Accounts and allocation percentages for each model and asset class are identified in Appendix A: Investment Options Available Under the Contract. Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them. Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. This prospectus only discloses the current Sub-Accounts available in each asset class and the current allocation percentages for each asset class and model. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date. Asset Allocation Models Available with Custom PortfolioThe following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Quarterly Rebalancing At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.Changing Models or Underlying Mutual Fund Allocations Contract Owners who have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision. Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year. Terminating Participation in Custom Portfolio Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Calculation Method of Benefit [Text Block]
Example:
Ms. V elected a living benefit that permits the use of Custom Portfolio Asset Rebalancing
Service and elects to enroll in the service. At the time of enrollment, Ms. V elects to participate in the Moderate portfolio. She then selects the Sub-Accounts from the list of
Sub-Accounts available in the Moderate portfolio, and the allocation percentages. Each quarter, Nationwide will automatically rebalance Ms. V’s Contract Value by transferring
Contract Value among the elected Sub-Accounts so that her allocation percentages remain intact.

Nationwide Destination Navigator NY (2.0) | Static Asset Allocation Model
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Purpose of Benefit [Text Block]	Preset asset allocation models with periodic rebalancing
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● Availability may be restricted based on the living benefit elected● The entire Contract Value must be allocated to the elected model
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Operation of Benefit [Text Block]	Static Asset Allocation ModelFor Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the Static Asset Allocation Model(s) listed in Appendix A: Investment Options Available Under the Contract. The availability of some models may be restricted. Nationwide reserves the right to discontinue one or more Static Asset Allocation Models.A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model. A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model. With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event. In the event an underlying mutual fund that is part of a Static Asset Allocation Model liquidates, merges, or otherwise becomes unavailable due to activities outside of Nationwide’s control, the replacement underlying mutual fund will become part of the Static Asset Allocation Model and the model will continue to operate as described herein. All affected Contract Owners will be notified in the event of such a change that impacts a Static Asset Allocation Model. Nationwide will interpret a Contract Owner’s continued allocation to the elected Static Asset Allocation Model after the merger, liquidation, or other transaction as an affirmative election of the modified Static Asset Allocation Model for purposes of existing allocations, future allocations, and quarterly rebalancing. For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Investment Options Available Under the Contract.
Calculation Method of Benefit [Text Block]
Example:
Mr. Y, who elected a living benefit, elects a Static Asset Allocation Model, the XYZ Option
(33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z). As a result, Mr. Y’s entire Contract Value will be allocated as follows: 33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z. Each quarter, Nationwide will automatically rebalance Mr. Y’s
Contract Value by transferring Contract Value among the Sub-Accounts so that the selected
Static Asset Allocation Model percentages remain intact.

Nationwide Destination Navigator NY (2.0) | Reduced CDSC Option (Liquidity Option)
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
Offered Starting [Date]	Jun. 20, 2025
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Reduced CDSC Option ("Liquidity Option")
Purpose of Benefit [Text Block]	Reduction of standard CDSC schedule
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after June 20, 2025● Must be elected at application● Election is irrevocable● Subsequent purchase payments are only permitted during the first Contract Year
Name of Benefit [Text Block]	Reduced CDSC Option ("Liquidity Option")
Operation of Benefit [Text Block]	Reduced CDSC Option ("Liquidity Option")The Liquidity Option is no longer available for election for applications signed on or after June 20, 2025. If the Liquidity Option was elected, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must have been elected at the time of application, and once elected the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option. If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year. Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
Calculation Method of Benefit [Text Block]
Example:
Mr. B elected the Liquidity Option at the time of application. Mr. B elects to take a partial withdrawal in the third year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Liquidity Option CDSC schedule, which results in a
CDSC percentage of 6% (2 completed Contract Years).

Nationwide Destination Navigator NY (2.0) | One-Year Enhanced Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 80 or younger at application● Must be elected at application● Election is irrevocable● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Operation of Benefit [Text Block]	One-Year Enhanced Death Benefit OptionFor an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above. Automatic Termination of the Nationwide L.inc Plus Riders Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)A full surrender of the contract.
Calculation Method of Benefit [Text Block]
Example:
For an example of how the One-Year Enhanced Death Benefit Option is calculated, see Appendix D: One-Year Enhanced Death Benefit Option Example.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.Lifetime Withdrawals At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment. The applicable Lifetime Withdrawal Percentage is determined as follows: (1)Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract. (2)Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the number of calendar days from the date the contract was issued to the end of the calendar year is divided by 365, and then that result is multiplied by the non-prorated Lifetime Withdrawal Amount.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal before December 31 of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime
Withdrawal Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be
$6,049 (184 days ÷ 365 days x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
Example:
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime
Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:

Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime
Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% once Contract Value reaches $0. Assuming no change to the Current Income
Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490
($118,000 x 0.055).

Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.

On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x 0.03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Riders is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Empire, Nationwide
Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and
Nationwide Lifetime Income Rider Plus Max Example.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of
$50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes. In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Appendix D: One-Year Enhanced Death Benefit Option Example The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value. Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion Death Benefit = $123,362
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Rider Plus Empire
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Available for contracts with applications signed on or after October 16, 2023● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be between 50 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire The Nationwide Lifetime Income Rider Plus Empire ("Nationwide L.inc Plus Empire Rider") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability For contracts with applications signed on or after October 16, 2023, Nationwide L.inc Plus Empire Rider is available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Empire Rider is irrevocable. The Nationwide L.inc Plus Empire Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Plus Rider Empire is elected, then the spouse may keep the applicable Nationwide L.inc Plus Empire Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Empire Rider is 1.45% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Empire Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Election of the Nationwide L.inc Plus Empire Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Empire Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Empire Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Rate Sheet Supplements for the Nationwide L.inc Plus Empire Rider For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-177938). For contracts with applications signed prior to the date of the prospectus, see Appendix C: Historical Rates, Periods, and Percentages. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or (2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or (3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations: (aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations: (aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or (3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary. When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary plus any purchase payments submitted, minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Empire Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals At any time after the Nationwide L.inc Plus Empire Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment. The applicable Lifetime Withdrawal Percentage is determined based on the age of the Determining Life at the time of the first Lifetime Withdrawal. The Nationwide L.inc Plus Empire Rider uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Plus Empire Rider. The age used to determine the applicable Lifetime Withdrawal Percentage if the Joint Option is elected, it is the age of the younger of the Determining Life or the Joint Determining Life Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of months, including the month of issue, from the Option Issue Date to the end of the calendar year. The prorated Lifetime Withdrawal Amount will be calculated as follows: [[(12 - the month of the Option Issue Date, represented as a number) + 1] divided by 12] x the non-prorated Lifetime Withdrawal Amount.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months ÷ 12 months) x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Empire Rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the Nationwide L.inc Plus
Empire Rider is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Empire,
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus
Accelerated, and Nationwide Lifetime Income Rider Plus Max Example.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. If an excess withdrawal is taken in any calendar year, the Income Benefit Base in effect on the date of the excess withdrawal will be proportionally reduced by the gross amount of the excess withdrawal, including any CDSC or taxes, as follows: A figure representing the proportional amount of the excess withdrawal. This amount is determined by the following formula:
gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the excess withdrawal
Contract Value (reduced by the available Lifetime Withdrawal Amount)
Lifetime Withdrawals are free of CDSC. For purposes of CDSC, the gross amount Surrendered will include any recapture of credits, if applicable, according to the contract or any elected options. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide L.inc Plus Empire Rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $60,000 is taken, then $55,000 of the amount withdrawn is an excess withdrawal ($60,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 [[$55,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Plus Empire Rider change. In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Plus Empire Rider change, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Plus Empire Rider; and instructions on how to communicate an election to reset the benefit base. For the purposes of this section, the addition of a new Sub-Account as a permitted investment option is not considered a change to the list of permitted investment options. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Plus Empire Rider will not change (as applicable to that particular contract). An election to reset the Current Income Benefit Base will not affect the Roll-Up Crediting Rate, the Roll-Up Crediting Period, or the Lifetime Withdrawal Percentage. Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Empire Rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the Nationwide L.inc Plus Empire Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Empire Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Empire Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of the Nationwide L.inc Plus Empire Rider Upon termination of the Nationwide L.inc Plus Empire Rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate. In the following instances, the Nationwide L.inc Plus Empire Rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)A full surrender of the contract. Other Important Considerations The Nationwide L.inc Plus Empire Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Empire Rider will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Empire Rider. •If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. •If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account. •Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Calculation Method of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire At the time the Nationwide Lifetime Income Rider Plus Empire is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire (the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Empire, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide Lifetime Income Rider Plus Empire will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Empire. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Rider Plus Empire. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Empire are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Empire. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 50 and 85 years old at the time of application; (2)Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Rider Plus Empire. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit. Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.Appendix E: Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max Example Income Carryforward Example The following is an example of how the Income Carryforward privilege may apply: Assume a Contract Owner purchases a contract on April 1,2023 for $200,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2025, assume the Current Income Benefit Base is $224,000 ($200,000 x 1.12)). In May of 2025, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2025. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 3.75%. Assuming no other changes to the Current Income Benefit Base, the Lifetime Withdrawal Amount would be $8,400 ($224,000 x 0.0375). Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2025	$8,000	$0	$8,400	$0	$400
Income Carryforward Calculation
The Lifetime Withdrawal Amount in
2025 is $8,400, but the Contract Owner
only takes $8,000. This means that an
additional $400 is available for following
year as Income Carryforward Amount.
Assuming there are no additional
withdrawal or changes made to the
Income Benefit Base for the remainder
of the year, then $8,800 would be
available in 2026. This is the 2026
Lifetime Withdrawal Amount ($8,400) +
Income Carryforward from 2025
($400).

January 1, 2026		--	--	$400	$8,400
March 1, 2026	$6,800	$400	$8,400	$0	$2,000
Income Carryforward Withdrawal
Continuing the above example, any
withdrawals taken in 2026 first come
from the $400 Income Carryforward
Amount from 2025 and any amount
more than the Income Carryforward
Amount is taken from the 2026 Lifetime
Withdrawal Amount. In 2026, the
Contract Owner withdraws $6,800
which takes $400 from Income
Carryforward Amount and $6,400 from
the 2026 Lifetime Withdrawal Amount.
After the withdrawal, the remaining
Income Carryforward Amount is $0 and
the remaining Lifetime Withdrawal
Amount in 2026 is $2,000.

Assuming no other withdrawals or
changes are made to the Income
Benefit Base for the remainder of
2026, then in 2027, $10,400 is
available. This is the 2027 Lifetime
Withdrawal Amount (8,400) + Income
Carryforward from 2026 ($2,000).

	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
January 1, 2027		--	--	$2,000	$8,400
June 1, 2027	$1,500	$2,000	$8,400	$500	$8,400
Forfeited Income Carryforward
Continuing the above example, any
withdrawals taken in 2027, first come
from the $2000 Income Carryforward
amount in 2026 and any Amount more
than the Income Carryforward Amount
is taken from the 2027 Lifetime
Withdrawal Amount. In 2027, the
Contract Owner withdraws $1,500
which is taken from Income
Carryforward Amount. After the
withdrawal, the remaining Income
Carryforward Amount is $500 and the
remaining Lifetime Withdrawal Amount
in 2027 is $8,400. Assuming no
additional withdrawals or changes are
made to the Income Benefit Base for
the remainder of 2027, then $16,800 is
available in 2028. The $500 Income
Carryforward Amount remaining was
only available in 2027 and is then
forfeited in 2028. The remaining
Lifetime Withdrawal Amount at the end
of 2027 becomes the Income
Carryforward Amount ($8,400) in 2028.
The Lifetime Withdrawal Amount
available in 2028 ($8,400) + Income
Carryforward Amount from 2027
($8,400) is available in 2028.

January 1, 2028		--	--	$8,400	$8,400
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 3rd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$136,125
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 5th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 5th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$136,125
			$120,000
		=		$22,688
	The Current Income Benefit Base of $136,125 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $113,438.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 5th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667

The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of
$83,333. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $104,167.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 3rd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 3rd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 3rd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $14,063.

PLUS
3.c)
Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $30,750.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 3rd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $148,979.

Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the
Contract Owner's Current Income Benefit Base on the 5th Contract Anniversary would be $148,979.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$200,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$201,750
Contract Value on 12th Contract Anniversary**:				$181,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$201,750
			$200,000
		=		$20,175
	The Current Income Benefit Base of $201,750 is reduced by $20,175 resulting in the proportionally reduced Current Income Benefit Base of $181,575.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $181,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$200,000
		=		$10,000

The Original Income Benefit Base of $100,000 is reduced by $10,000 resulting in the Adjusted Roll-up Income Benefit Base of
$90,000. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $135,000.

PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$200,000
		=		$1,500

The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,500 resulting in $13,500. This is increased by 5% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract
Anniversary resulting in $19,575.

PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$200,000
		=		$3,000
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,000 resulting in $27,000 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).

The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th
Contract Anniversary with no roll-up equals $181,575.

Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit
Base on the 12th Contract Anniversary would be $181,575.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Rider Plus Empire
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Available for contracts with applications signed on or after October 16, 2023● Only available if the Nationwide Lifetime Income Rider Plus Empire option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract● Current charge could change
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Rider Plus Core
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be between 50 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Rider Plus Core
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● Only available if the Nationwide Lifetime Income Rider Plus Core option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Rider Plus Accelerated
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be between 50 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● Only available if the Nationwide Lifetime Income Rider Plus Accelerated option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Rider Plus Max
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be between 50 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Rider Plus Max
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election for contracts with applications signed on or after October 16, 2023● Only available if the Nationwide Lifetime Income Rider Plus Max option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Navigator NY (2.0) | 7 Nationwide Lifetime Income Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Jul. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Subsequent purchase payment limitations● Determining life must be between 50 and 85 at application● Determining life cannot be changed
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Operation of Benefit [Text Block]	7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide Lifetime Income Rider must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected. 7% Nationwide L.inc Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Lifetime Income Rider Investment Restrictions Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.Subsequent Purchase Payments Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or (2)Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary. Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or (3)Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus (b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations: (aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus (bb)After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary. If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus (c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations: (aa)After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or (3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
Example:
For an example of how the Income Benefit Base and the Non-Lifetime Withdrawal features of the 7% Nationwide Lifetime Income Rider are calculated, see Appendix F: 7%
Nationwide Lifetime Income Rider Example.

When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.Lifetime Withdrawals At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. See Appendix C: Historical Rates, Periods, and Percentages for the 7% Nationwide L.inc Rider’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes. In the event the current charge for or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate. Death of Determining Life For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime.The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of the 7% Nationwide L.inc Rider Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)a full surrender of the contract.
Nationwide Destination Navigator NY (2.0) | Joint Option for the 7 Nationwide Lifetime Income Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
Offered Starting [Date]	Jul. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● Only available if the 7% Nationwide Lifetime Income Rider option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Operation of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. For applications signed on or after July 1, 2020, the Joint Option is no longer available for election.
Calculation Method of Benefit [Text Block]
Example:
At the time of application, Ms. J purchased the Joint Option for the 7% Nationwide Lifetime
Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later,
Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider. See Appendix C: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 50 and 85 years old at the time of application; (2)Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination Navigator NY (2.0) | 5 Nationwide Lifetime Income Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	5% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● May not be elected if another living benefit is elected● Election is irrevocable● Not available for beneficially owned contracts● Not available is a loan is outstanding● Investment limitations● Current charge could change● Subsequent purchase payment limitations● Determining life must be between 45 and 85 at application● Determining life cannot be changed
Name of Benefit [Text Block]	5% Nationwide Lifetime Income Rider
Operation of Benefit [Text Block]	5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability For applications signed on or after June 1, 2020, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider is only available under the contract at the time of application. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected. 5% Nationwide L.inc Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base. The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Lifetime Income Rider Investment Restrictions Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.For contracts that elect the Joint Option for the 5% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.The Contract Value will reflect the death benefit and the Spousal Protection Feature.Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected. For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application; (2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the beneficiary is changed.Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Calculation Method of Benefit [Text Block]	Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of: (1)the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or (2)the 5% roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus (b)Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus (c)Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
Example:
Mr. J purchased a contract with the 5% Nationwide Lifetime Income Rider at the age of 55.
He decides to start taking income at the age of 65. The 5% Nationwide Lifetime Income
Rider will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the Current Income Benefit Base. Assume Mr. J’s Current Income Benefit Base is equal to the 5% roll-up amount. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his 5% roll-up amount was $150,000, then his lifetime income would be $7,500 ($150,000 x 5%) annually.

When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.Lifetime Withdrawals At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)). A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes. In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate. Death of Determining Life For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime.Tax Treatment Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of the 5% Nationwide Lifetime Income Rider Upon termination of the 5% Nationwide Lifetime Income Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 5% Lifetime Income Rider will terminate. In the following instances, the 5% Nationwide Lifetime Income Rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)a full surrender of the contract.
Example:
At the time of application, Ms. J purchased the Joint Option for the 5% Nationwide Lifetime
Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later,
Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.00%	4.00%	5.00%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
Nationwide Destination Navigator NY (2.0) | Joint Option for the 5 Nationwide Lifetime Income Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the 5% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● Only available if the 5% Nationwide Lifetime Income Rider option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 45 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the 5% Nationwide Lifetime Income Rider
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Capture Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Capture Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be between 50 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Capture Option
Operation of Benefit [Text Block]	Nationwide Lifetime Income Capture OptionThe Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed. Availability For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Capture option is no longer available for election. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option must have been elected at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected. Nationwide Lifetime Income Capture Charge In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Nationwide Lifetime Income Capture Investment Restrictions Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Roll-up Interest Rate The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary. For the first Option Year, the Roll-up Interest Rate is the greater of: (1)the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or (2)the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date. The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively. For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate. The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection. For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed (or if the transaction is subject to the State of New York’s Regulation No. 60, then the date the required step 1 forms are signed and in good order); and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order. Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%.
Example:
If the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is
5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in
5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest
Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).

For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%. In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date. Variable Rate The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index. For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date). For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows: (1)if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or (2)if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate). For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows: (1)if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or (2)if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year. Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners. Defined Rate and Renewal Defined Rate The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%. For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date). For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of: (1)the Defined Rate in effect on the Application Date; or (2)the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate. Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of: (1)Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary; (2)Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or (3)Roll-up Value: equal to the sum of the following calculations: (a)Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus (b)Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus (c)Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus (d)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary. If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal: For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of: (1)Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; (2)Monthly Option Anniversary Contract Value: the greater of: (a)the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or (b)the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or (3)Roll-up Value: equal to the sum of the following calculations: (a)Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (b)Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (c)Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations: (aa)After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied. For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of: (1)Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year; (2)Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; (3)Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or (4)Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations: (a)Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus (b)Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus (c)Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied. If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal: For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal; (2)Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or (3)Monthly Option Anniversary Contract Value: the greater of: (a)the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or (b)the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal. For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of: (1)Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year; (2)Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or (3)Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
Example:
For an example of how the Income Benefit Base and the Non-Lifetime Withdrawal features of the Nationwide Lifetime Income Capture Option are calculated, see Appendix G:
Nationwide Lifetime Income Capture Option Example.

When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal
Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. Lifetime Withdrawals At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change except as a result of the following: •an automatic reset (discussed later in this provision); •the Attained Age Income Benefit Base calculation (discussed later in this provision); or •the Contract Owner: ❍takes excess withdrawals; ❍submits additional purchase payments; or ❍elects a reset opportunity (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment. The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. See Appendix C: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract. For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option). Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year. On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of: (1)Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Attained Age Income Benefit Base: determined based on the following formula:
Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary. See Appendix C: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Attained Age Lifetime Withdrawal Percentages. The Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract. For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option). Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force). The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract. Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs. Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate. Death of Determining Life For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of Nationwide Lifetime Income Capture Option Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)A full surrender of the contract.
Calculation Method of Benefit [Text Block]	Appendix G: Nationwide Lifetime Income Capture Option Example
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option
Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option
Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 4th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 3rd Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 4th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 4th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 4th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 4th Option Year, the Current Income Benefit Base on the 4th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 4th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 3rd Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 3rd Option Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
			$137,000
		=		$20,182
	The Current Income Benefit Base on the 3rd Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)
Roll-up: the Roll-up Interest Rate on the 4th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit
Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:

		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)
Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 4th Option Year and after the
Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 4th
Option Anniversary resulting in $2,050.

	Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 4th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option
Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 4th Option Anniversary would be $125,029.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only ***Roll-up Interest Rate is hypothetical and for example purposes only
Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option
Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option
Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009

The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit
Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the
Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income
Benefit Base of $250,106.

2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the
Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Capture Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Capture Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● Only available if the Nationwide Lifetime Income Capture option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 50 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Capture Option
Operation of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Capture OptionFor applications signed on or after June 1, 2020, the Joint Option is no longer available for election. At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Capture option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option. See Appendix C: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 50 and 85 years old at the time of application; (2)Both spouses must be at least age 50 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner's spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Track Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Determining life must be 85 or younger at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Operation of Benefit [Text Block]	Nationwide Lifetime Income Track OptionAfter the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed. Availability For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Track option is no longer available for election. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option must have been elected at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected. Nationwide Lifetime Income Track Charge In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Nationwide Lifetime Income Track Investment Restrictions Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following: (1)Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s). (2)Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:
Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. (3)If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals.
Example:
Mr. J purchased a contract with the Nationwide Lifetime Income Track option at the age of
55. He decides to start taking income at the age of 65. The Nationwide Lifetime Income
Track option will pay Mr. J lifetime income based on the lifetime income percentage applied to the annual step up amount, which is the highest contract value on any contract anniversary. If Mr. J’s lifetime income percentage was 5% and his highest anniversary contract value was $300,000, then his lifetime income would be $15,000 ($300,000 x 5%)
annually.

Non-Lifetime Withdrawal After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. Lifetime Withdrawals At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment. Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables: If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option). A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force). The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract. Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs. Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract. Difference between Early Withdrawals and Excess Withdrawals Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base. Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base. Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base. This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes. In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate. Death of Determining Life For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information. For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of Nationwide Lifetime Income Track Option Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; or (4)A full surrender of the contract.
Calculation Method of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse. For applications signed on or after October 16, 2023, these Joint Options are no longer available for election.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Core. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 50 and 85 years old at the time of application; (2)Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit. Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination Navigator NY (2.0) | Joint Option for the Nationwide Lifetime Income Track Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Offered Starting [Date]	Jun. 01, 2020
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● Only available if the Nationwide Lifetime Income Track option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be 85 or younger at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Operation of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Calculation Method of Benefit [Text Block]	For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Track option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows: If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be age 85 or younger at the time of application; (2)Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals; (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner's spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination Navigator NY (2.0) | Return of Premium Death Benefit Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium)If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]	Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for
Ms. P’s contract will equal $26,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. Her total purchase payments = $4,500,000. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,500,000 or 0.667. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.667) + $3,500,000(1 - 0.667), which is
$2,666,667 + $1,165,500
The death benefit for Ms. P’s contract is $3,832,167.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Nationwide Destination Navigator NY (2.0) | Spousal Protection Feature
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Protection Feature The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:(1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (2)The spouses must be Co-Annuitants; (3)Both spouses must be age 85 or younger at the time the contract is issued; however, if the death benefit option is elected, both spouses must meet the age requirements for the death benefit option at the time of application; (4)Both spouses must be named as beneficiaries; (5)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and (7)If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant. If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

The Spousal Protection Feature may not apply if the Contract Owner changes the beneficiary. Contract Owners contemplating changes to their beneficiary should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Nationwide Destination Navigator NY (2.0) | One-Month Enhanced Death Benefit Option
Item 10. Benefits Available [Line Items]
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
One-Month Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract
Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000.
Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.

Nationwide Destination Navigator NY (2.0) | Beneficiary Protector II Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein. The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability For contracts with applications signed on or after June 1, 2020, and before October 16, 2023, the Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Investment Options Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Investment Options Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Rate Sheet Supplements for the Nationwide L.inc Plus Riders For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, for contracts issued on or after October 16, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-177938). For contracts with applications signed prior to the date of the prospectus, see Appendix C: Historical Rates, Periods, and Percentages.Other Important Considerations The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders. •If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value. •If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account. •Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Calculation Method of Benefit [Text Block]	Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or (2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or (3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations: (aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations: (aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or (3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary. When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Nationwide Destination Navigator NY (2.0) | Nationwide Lifetime Income Rider
Item 10. Benefits Available [Line Items]
Calculation Method of Benefit [Text Block]	Appendix F: 7% Nationwide Lifetime Income Rider Example
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 3rd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$144,575
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 5th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 5th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$144,575
			$120,000
		=		$24,096
	The Current Income Benefit Base of $144,575 is reduced by $24,096 resulting in the proportionally reduced Current Income Benefit Base of $120,479.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 5th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667

The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of
$83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $112,500.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 3rd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 3rd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 3rd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $14,687.

PLUS
3.c)
Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $31,050.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 3rd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $158,237.

Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the
Contract Owner's Current Income Benefit Base on the 5th Contract Anniversary would be $158,237.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$200,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$181,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$200,000
		=		$22,445
	The Current Income Benefit Base of $224,450 is reduced by $22,445 resulting in the proportionally reduced Current Income Benefit Base of $202,005.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $181,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$200,000
		=		$10,000

The Original Income Benefit Base of $100,000 is reduced by $10,000 resulting in the Adjusted Roll-up Income Benefit Base of
$90,000. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $153,000.

PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$200,000
		=		$1,500

The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,500 resulting in $13,500. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract
Anniversary resulting in $22,005.

PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$200,000
		=		$3,000
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,000 resulting in $27,000 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).

The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th
Contract Anniversary with no roll-up equals $202,005.

Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit
Base on the 12th Contract Anniversary would be $202,005.

*All numbers are rounded to the nearest whole number **Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Nationwide Destination Navigator NY (2.0) | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account. Information regarding the Fixed Account, including (i) its name; (ii) interest rate guarantee period; and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract. Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations: •New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions. •Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account. •Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate. •Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services). All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs. Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than 1.00% per year. Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Any interest in excess of the minimum interest rate will be credited to Fixed Account allocations at Nationwide’s sole discretion. Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC. Fixed Account Interest Rate Guarantee Period The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit. For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	1.00%[2]
[1]The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months. [2]Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Nationwide Destination Navigator NY (2.0) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Contract Owner of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination Navigator NY (2.0) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed Account for another interest rate guarantee period at the applicable Renewal Rate (see The Fixed Account and Transfers Prior to Annuitization).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Destination Navigator NY (2.0) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance. Investment experience can vary depending on the investment options selected by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination Navigator NY (2.0) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination Navigator NY (2.0) | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided.
Nationwide Destination Navigator NY (2.0) | Investment option restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide Destination Navigator NY (2.0) | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Nationwide Destination Navigator NY (2.0) | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination Navigator NY (2.0) | Purchase Payment Credit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Credit risk. The contract applies Purchase Payment Credits when certain cumulative purchase payments reach certain aggregate levels. The Purchase Payment Credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the Purchase Payment Credits could be more than offset by the additional charges assessed to the contract. Another variable annuity contract without credits may cost less.
Nationwide Destination Navigator NY (2.0) | EV Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination Navigator NY (2.0) | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination Navigator NY (2.0) | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination Navigator NY (2.0) | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination Navigator NY (2.0) | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Destination Navigator NY (2.0) | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.